Noncontrolling Interests (Schedule Of Noncontrolling Interests) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interests [Abstract]
Noncontrolling interests' share of loss from continuing operations	$ 4,192	$ 4,665	$ 3,894
Noncontrolling interests' share of (income) loss from discontinued operations	(599)	558	(770)
Net loss attributable to noncontrolling interests	$ 3,593	$ 5,223	$ 3,124